10. Stock-based compensation (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Notes to Financial Statements
Stock-based compensation	$ 4,498	$ 9,402	$ 60,224	$ 9,402